Financial Instruments	12 Months Ended
Dec. 31, 2011
Financial Instruments
Financial Instruments

16.    Financial Instruments

        The principal financial assets of the Company consist of cash and cash equivalents, trade receivables and other assets. The principal financial liabilities of the Company consist of long-term bank loans, accounts payable and derivatives.

        Derivative Financial Instruments:    The Company only uses derivatives for economic hedging purposes. The following is a summary of the Company's risk management strategies and the effect of these strategies on the Company's consolidated financial statements.

        Interest Rate Risk:    Interest rate risk arises on bank borrowings. The Company monitors the interest rate on borrowings closely to ensure that the borrowings are maintained at favorable rates. The interest rates relating to the long-term loans are disclosed in Note 13, Long-term Debt.

        Concentration of Credit Risk:    Financial instruments that potentially subject the Company to significant concentrations of credit risk consist principally of cash, trade accounts receivable and derivatives. The Company places its temporary cash investments, consisting mostly of deposits, with established financial institutions. The Company performs periodic evaluations of the relative credit standing of those financial institutions that are considered in the Company's investment strategy. The Company is exposed to credit risk in the event of non-performance by counterparties to derivative instruments, however, the Company limits this exposure by diversifying among counterparties with high credit ratings. The Company depends upon a limited number of customers for a large part of its revenues. Refer to Note 17, Operating Revenue, for further details on revenue from significant clients. Credit risk with respect to trade accounts receivable is generally managed by the selection of customers among the major liner companies in the world and their dispersion across many geographic areas. The Company's maximum exposure to credit risk is mainly limited to the carrying value of its derivative instruments. The Company is not a party to master netting arrangements.

        Fair Value:    The carrying amounts reflected in the accompanying consolidated balance sheets of financial assets and liabilities excluding long-term bank loans approximate their respective fair values due to the short maturity of these instruments. The fair values of long-term floating rate bank loans approximate the recorded values, generally due to their variable interest rates. The fair value of the swap agreements equals the amount that would be paid by the Company to cancel the swaps.

        Interest Rate Swaps:    The off-balance sheet risk in outstanding swap agreements involves both the risk of a counter-party not performing under the terms of the contract and the risk associated with changes in market value. The Company monitors its positions, the credit ratings of counterparties and the level of contracts it enters into with any one party. The counterparties to these contracts are major financial institutions. The Company has a policy of entering into contracts with parties that meet stringent qualifications and, given the high level of credit quality of its derivative counter-parties, the Company does not believe it is necessary to obtain collateral arrangements.

  a.
  Cash Flow Interest Rate Swap Hedges

        The Company, according to its long-term strategic plan to maintain relative stability in its interest rate exposure, has decided to swap part of its interest expenses from floating to fixed. To this effect, the Company has entered into interest rate swap transactions with varying start and maturity dates, in order to pro-actively and efficiently manage its floating rate exposure.

        These interest rate swaps are designed to economically hedge the variability of interest cash flows arising from floating rate debt, attributable to movements in three-month USD$ LIBOR. According to the Company's Risk Management Accounting Policy, and after putting in place the formal documentation required by hedge accounting in order to designate these swaps as hedging instruments, as from their inception, these interest rate swaps qualified for hedge accounting, and, accordingly, since that time, only hedge ineffectiveness amounts arising from the differences in the change in fair value of the hedging instrument and the hedged item are recognized in the Company's earnings. Assessment and measurement of prospective and retrospective effectiveness for these interest rate swaps are performed on a quarterly basis. For qualifying cash flow hedges, the fair value gain or loss associated with the effective portion of the cash flow hedge is recognized initially in stockholders' equity, and recognized to the Statement of Income in the periods when the hedged item affects profit or loss. If the forecasted transaction does not occur, the ineffective portion of the gain or loss on the hedging instrument is recognized in the Statement of Income immediately.

        The interest rate swap agreements converting floating interest rate exposure into fixed, as of December 31, 2011 and 2010 were as follows (in thousands):

Counter-party	Contract Trade Date	Effective Date	Termination Date	Notional Amount on Effective Date	Fixed Rate (Danaos pays)	Floating Rate (Danaos receives)	Fair Value December 31, 2011	Fair Value December 31, 2010
Interest rate swaps designated as hedging instruments
RBS	03/09/2007	3/15/2010	3/15/2015	$200,000	5.07% p.a.	USD LIBOR 3M BBA	$(26,764)	$(27,093)
RBS	03/16/2007	3/20/2009	3/20/2014	$200,000	4.922% p.a.	USD LIBOR 3M BBA	$(18,532)	$(22,955)
RBS	11/28/2006	11/28/2008	11/28/2013	$100,000	4.855% p.a.	USD LIBOR 3M BBA	$(7,923)	$(10,659)
RBS	11/28/2006	11/28/2008	11/28/2013	$100,000	4.875% p.a.	USD LIBOR 3M BBA	$(7,962)	$(10,717)
RBS	12/01/2006	11/28/2008	11/28/2013	$100,000	4.78% p.a.	USD LIBOR 3M BBA	$(7,779)	$(10,440)
HSH Nordbank	12/06/2006	12/8/2009	12/8/2014	$400,000	4.855% p.a.	USD LIBOR 3M BBA	$(47,139)	$(49,423)
CITI	04/17/2007	4/17/2008	4/17/2015	$200,000	5.124% p.a.	USD LIBOR 3M BBA	$(27,730)	$(27,784)
CITI	04/20/2007	4/20/2010	4/20/2015	$200,000	5.1775% p.a.	USD LIBOR 3M BBA	$(28,143)	$(28,258)
RBS	09/13/2007	10/31/2007	10/31/2012	$500,000	4.745% p.a.	USD LIBOR 3M BBA	$(17,277)	$(37,425)
RBS	09/13/2007	9/15/2009	9/15/2014	$200,000	4.9775% p.a.	USD LIBOR 3M BBA	$(22,604)	$(25,012)
RBS	11/16/2007	11/22/2010	11/22/2015	$100,000	5.07% p.a.	USD LIBOR 3M BBA	$(15,664)	$(14,270)
RBS	11/15/2007	11/19/2010	11/19/2015	$100,000	5.12% p.a.	USD LIBOR 3M BBA	$(15,826)	$(14,503)
Eurobank	12/06/2007	12/10/2010	12/10/2015	$200,000	4.8125% p.a.	USD LIBOR 3M BBA	$(29,584)	$(26,125)
CITI	10/23/2007	10/25/2009	10/27/2014	$250,000	4.9975% p.a.	USD LIBOR 3M BBA	$(29,468)	$(31,885)
CITI	11/02/2007	11/6/2010	11/6/2015	$250,000	5.1% p.a.	USD LIBOR 3M BBA	$(39,092)	$(35,944)
CITI	11/26/2007	11/29/2010	11/30/2015	$100,000	4.98% p.a.	USD LIBOR 3M BBA	$(15,370)	$(13,857)
CITI	01/8/2008	1/10/2008	1/10/2011	$300,000	3.57% p.a.	USD LIBOR 3M BBA	$—	$(273)

Total fair value of swaps qualifying for hedging							$(356,857)	$(386,623)

Interest rate swaps not designated as hedging instruments
CITI*	02/07/2008	2/11/2011	2/11/2016	$200,000	4.695% p.a.	USD LIBOR 3M BBA	$(29,579)	$(24,118)
Eurobank*	02/11/2008	5/31/2011	5/31/2015	$200,000	4.755% p.a.	USD LIBOR 3M BBA	$(26,016)	$(21,167)

Total fair value of swaps not designated as hedging instruments							$(55,595)	$(45,285)

Total fair value							$(412,452)	$(431,908)

        The Company recorded in the consolidated statements of income hedge ineffectiveness gains/(losses) of $19.7 million, $(0.6) million and $(21.4) million for the years ended December 31, 2011, 2010 and 2009, respectively, unrealized gains/(losses) of $(10.3) million, $(36.5) million and $8.2 million in relation to fair value changes of interest rate swaps (not qualifying for hedge accounting) for the years ended December 31, 2011, 2010 and 2009, respectively. Furthermore, deferred realized losses of $(0.2) million, $(8.6) and $(18.1) million were reclassified from "Accumulated other comprehensive income" in the consolidated balance sheets to the consolidated statements of income as of and for the years ended December 31, 2011 2010 and 2009, respectively.

        In addition, the Company has reclassified from "Accumulated other comprehensive loss" in the consolidated balance sheet to the consolidated statements of income an amount of $(4.2) million in the year ended December 31, 2010, in relation to deferred realized losses of cash flow hedges for the HN N-216, the HN N-217 and the HN N-218 following their cancellation.

        The total fair value change of the interest rate swaps for the year ended December 31, 2011 and 2010, amounted to $19.5 million and $(124.4) million, respectively.

        The variable-rate interest on specific borrowings is associated with vessels under construction and is capitalized as a cost of the specific vessels. In accordance with the accounting guidance on derivatives and hedging, the amounts in accumulated other comprehensive income/(loss) related to realized gains or losses on cash flow hedges that have been entered into and qualify for hedge accounting, in order to hedge the variability of that interest, are classified under other comprehensive income/(loss) and are reclassified into earnings over the depreciable life of the constructed asset, since that depreciable life coincides with the amortization period for the capitalized interest cost on the debt. Realized losses on cash flow hedges of $31.3 million, $38.5 million and $36.3 million were recorded in other comprehensive loss for the years ended December 31, 2011, 2010 and 2009, respectively. In addition, an amount of $1.6 million, $0.5 million and $0.1 million was reclassified into earnings for the years ended December 31, 2011, 2010 and 2009, respectively, representing its amortization over the depreciable life of the vessels.

	Year ended December 31,	Year ended December 31,	Year ended December 31,
	2011	2010	2009
	(in millions)
Total realized losses	$(163.8)	$(129.4)	$(72.9)
Realized losses deferred in Other Comprehensive Loss	31.3	38.5	36.3

Realized losses expensed in consolidated Statements of Income	(132.5)	(90.9)	(36.6)
Unrealized gains/(losses)	9.2	(45.7)	(31.3)
Amortization of deferred realized losses	(1.6)	(0.5)	(0.1)
Accelerated amortization of deferred realized losses	—	(4.2)	—

Unrealized and realized losses on cash flow interest rate swaps	$(124.9)	$(141.3)	$(68.0)

        The Company is in an over-hedged position under its cash flow interest rate swaps, which is due to deferred progress payments to shipyards, cancellation of three newbuildings in 2010, replacements of variable interest rate debt with a fixed interest rate seller's financing and equity proceeds from the Company's private placement in 2010, all of which reduced initial forecasted variable interest rate debt and resulted in notional cash flow interest rate swaps being above the variable interest rate debt eligible for hedging. Realized losses attributable to the over-hedging position were $38.9 million, $28.8 million and $1.8 million for the years ended December 31, 2011, 2010 and 2009, respectively. The over-hedged position described above will be gradually reduced and ultimately eliminated during the second half of 2012, following the delivery of all remaining newbuildings and the full drawdown of the loan.

  b.    Fair Value Interest Rate Swap Hedges

        These interest rate swaps are designed to economically hedge the fair value of the fixed rate loan facilities against fluctuations in the market interest rates by converting the Company's fixed rate loan facilities to floating rate debt. Pursuant to the adoption of the Company's Risk Management Accounting Policy, and after putting in place the formal documentation required by hedge accounting in order to designate these swaps as hedging instruments, as of June 15, 2006, these interest rate swaps qualified for hedge accounting, and, accordingly, since that time, hedge ineffectiveness amounts arising from the differences in the change in fair value of the hedging instrument and the hedged item are recognized in the Company's earnings. The Company considers its strategic use of interest rate swaps to be a prudent method of managing interest rate sensitivity, as it prevents earnings from being exposed to undue risk posed by changes in interest rates. Assessment and measurement of prospective and retrospective effectiveness for these interest rate swaps are performed on a quarterly basis, on the financial statement and earnings reporting dates.

        The interest rate swap agreements converting fixed interest rate exposure into floating, as of December 31, 2011 and 2010, were as follows (in thousands):

Counter party	Contract trade Date	Effective Date	Termination Date	Notional Amount on Effective Date	Fixed Rate (Danaos receives)	Floating Rate (Danaos pays)	Fair Value December 31, 2011	Fair Value December 31, 2010
RBS	11/15/2004	12/15/2004	8/27/2016	$60,528	5.0125% p.a.	USD LIBOR 3M BBA + 0.835% p.a.	$1,917	$2,190
RBS	11/15/2004	11/17/2004	11/2/2016	$62,342	5.0125% p.a.	USD LIBOR 3M BBA + 0.855% p.a.	$2,047	$2,275

Total fair value							$3,964	$4,465

        The total fair value change of the interest rate swaps for the years ended December 31, 2011, 2010 and 2009, amounted to $(0.5) million, $0.7 million and $(2.9) million, respectively, and is included in the consolidated statement of income in "Unrealized and realized losses on derivatives". The related asset of $4.0 million and $4.5 million as of December 31, 2011 and 2010, respectively, is shown under "Other non-current assets" in the consolidated balance sheet.

        The total fair value change of the underlying hedged debt for the years ended December 31, 2011, 2010 and 2009, amounted to $1.8 million, $0.8 million and $4.8 million, respectively, and is included in the consolidated statement of income in "Unrealized and realized losses on derivatives". The related liability of the fair value hedged debt of $3.4 million and $5.2 million is shown under "Long-term Debt" in the consolidated balance sheet as of December 31, 2011 and 2010, respectively. The net ineffectiveness for the years ended December 31, 2011, 2010 and 2009, amounted to $1.3 million, $1.5 million and $1.9 million, respectively, and is shown in the Statement of Income in "Unrealized and realized losses on derivatives".

	Year ended December 31, 2011	Year ended December 31, 2010	Year ended December 31, 2009
	(in millions)
Unrealized gains/(losses) on swap asset	$(0.5)	$0.7	$(2.9)
Unrealized gains/(losses) on fair value of hedged debt	1.0	(0.2)	3.7
Amortization of fair value of hedged debt	0.8	1.0	1.1
Realized gains	2.2	2.6	2.5

Unrealized and realized losses on fair value interest rate swaps	$3.5	$4.1	$4.4

  c.    Fair Value of Financial Instruments

        The following tables present the Company's assets and liabilities that are measured at fair value on a recurring basis and are categorized using the fair value hierarchy. The fair value hierarchy has three levels based on the reliability of the inputs used to determine fair value.

	Fair Value Measurements as of December 31, 2011
	Total	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
	(in thousands of $)
Assets
Interest rate swap contracts	$3,964	$—	$3,964	$—
Liabilities
Interest rate swap contracts	$412,452	$—	$412,452	$—

	Fair Value Measurements as of December 31, 2010
	Total	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
	(in thousands of $)
Assets
Interest rate swap contracts	$4,465	$—	$4,465	$—
Liabilities
Interest rate swap contracts	$431,908	$—	$431,908	$—

        Interest rate swap contracts are measured at fair value on a recurring basis. Fair value is determined based on inputs that are readily available in public markets or can be derived from information available in publicly quoted markets. Such instruments are typically classified within Level 2 of the fair value hierarchy. The fair values of the interest rate swap contracts have been calculated by discounting the projected future cash flows of both the fixed rate and variable rate interest payments. Projected interest payments are calculated using the appropriate prevailing market forward rates and are discounted using the zero-coupon curve derived from the swap yield curve. Refer to Note 16(a)-(b) above for further information on the Company's interest rate swap contracts.

        The Company is exposed to credit-related losses in the event of nonperformance of its counterparties in relation to these financial instruments. As of December 31, 2011, these financial instruments are in the counterparties' favor. The Company has considered its risk of non-performance and of its counterparties in accordance with the relevant guidance of fair value accounting. The Company performs evaluations of its counterparties for credit risk through ongoing monitoring of their financial health and risk profiles to identify risk or changes in their credit ratings.

        The estimated fair values of the Company's financial instruments are as follows:

	As of December 31, 2011		As of December 31, 2010
	Book Value	Fair Value	Book Value	Fair Value
	(in thousands of $)
Cash and cash equivalents	$51,362	$51,362	$229,835	$229,835
Restricted cash	$2,909	$2,909	$2,907	$2,907
Accounts receivable, net	$4,176	$4,176	$4,112	$4,112
Notes receivable from ZIM	$23,538	$23,847	$13,730	$13,711
Accounts payable	$15,144	$15,144	$14,748	$14,748
Long-term debt, including current portion	$3,002,247	$3,002,247	$2,565,526	$2,565,526
Vendor financing, including current portion	$65,145	$65,034	$—	$—